Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue	$ 21,712	$ 20,604
Operating expenses:
Operating costs	11,892	10,987
Depreciation and amortization	4,802	4,616
Restructuring, acquisition and other	439	406
Finance costs	2,043	2,295
Gain on disposition of data centres	(69)	0
Other income	(5,021)	(6)
Income before income tax expense	7,626	2,306
Income tax expense	720	572
Net income for the year	6,906	1,734
Net income for the year attributable to:
RCI shareholders	6,894	1,734
Non-controlling interest	$ 12	$ 0
Earnings per share attributable to RCI shareholders:
Basic (in dollars per share)	$ 12.77	$ 3.25
Diluted (in dollars per share)	$ 12.74	$ 3.20